Trade receivables, prepayments and other receivables - Summary of trade receivables pre payments (Parenthetical) (Detail) ¥ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of Aging Analysis of Trade Receivables [Line Items]
Payments to and on behalf of employees.		$ 1.5	¥ 10.9
Interest Rate of Loans to Employees	4.30%	4.43%	4.43%
Repayment of borrowings description				The principal of USD1.0 million (equivalent to RMB7.1 million) was repaid in 2024, and the term for the remaining principal of USD0.5 million (equivalent to RMB3.6 million) and the cumulative interest of USD0.1 million (equivalent to RMB0.6 million) was extended to be repaid in June 2025.
Term of recover of trade and other receivables.				1 year
Principal amount	$ 2.0			$ 2.0	¥ 14.2
Bottom of range [member]
Disclosure of Aging Analysis of Trade Receivables [Line Items]
Trade Receivables Due Period				30 days
Top of range [member]
Disclosure of Aging Analysis of Trade Receivables [Line Items]
Trade Receivables Due Period				90 days